BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of reclassification impact

	As previously reported	Adjustment	Restated
	$	$	$
December 31, 2023 – Current warrant liability	29,151	102,811	131,962
December 31, 2023 – Non-current warrant liability	102,811	(102,811)	–
December 31, 2024 – Current warrant liability	251,549	344,965	596,514
December 31, 2024 – Non-current warrant liability	344,965	(344,965)	–